Goodwill - Changes in Carrying Amount of Goodwill (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Goodwill [Line Items]
Goodwill, Beginning Balance	$ 162	$ 121
Business combination	149	43
Foreign currency translation	19	(2)
Goodwill, Ending Balance	330	162
Automotive and Discrete Group (ADG) [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	43
Business combination	38	43
Foreign currency translation	10
Goodwill, Ending Balance	91	43
Microcontrollers and Digital ICs Group (MDG) [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	117	119
Business combination	111
Foreign currency translation	9	(2)
Goodwill, Ending Balance	237	117
Analog, MEMS & Sensors Group (AMS) [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	2	2
Goodwill, Ending Balance	$ 2	$ 2